Other equity (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other equity
Balance at January 1,	€ 748,380	€ 548,380
Proceeds during the year	0	200,000
Balance at December 31,	€ 748,380	€ 748,380